Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 846,250	$ 760,414
Non-Accrual	1,140	1,983
Total Past Due and Non-Accrual	4,052	3,921
Total Loans	850,302	764,335
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,907	1,310
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,005	132
Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		496
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	234,201	233,291
Non-Accrual	798	1,706
Total Past Due and Non-Accrual	1,322	2,468
Total Loans	235,523	235,759
Residential Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	373	594
Residential Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	151	81
Residential Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		87
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	372,617	341,602
Non-Accrual	342	277
Total Past Due and Non-Accrual	2,173	1,332
Total Loans	374,790	342,934
Commercial Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,043	646
Commercial Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	788
Commercial Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		409
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,445	17,228
Non-Accrual
Total Past Due and Non-Accrual
Total Loans	17,445	17,228
Construction Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due
Construction Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due
Construction Real Estate Loans [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	110,191	97,424
Non-Accrual
Total Past Due and Non-Accrual	351	37
Total Loans	110,542	97,461
Commercial [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	320	10
Commercial [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	31	27
Commercial [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due
Consumer Loans To Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	111,796	70,869
Non-Accrual
Total Past Due and Non-Accrual	206	84
Total Loans	112,002	70,953
Consumer Loans To Individuals [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	171	60
Consumer Loans To Individuals [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	35	24
Consumer Loans To Individuals [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due